Revenue (Schedule of Disaggregated Revenue By Timing) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net sales	¥ 3,513,357	¥ 3,160,243	¥ 3,593,299
Printing Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,934,012	1,800,898	2,089,024
Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	651,494	539,560	660,105
Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	480,029	435,368	437,456
Industrial and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	449,915	385,177	405,114
Corporate and Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(2,093)	(760)	1,600
Operating Segments
Disaggregation of Revenue [Line Items]
Net sales	3,513,357	3,160,243	3,593,299
Operating Segments | Printing Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,938,847	1,804,427	2,092,464
Operating Segments | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	653,532	541,314	661,706
Operating Segments | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	480,362	436,074	438,525
Operating Segments | Industrial and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	545,742	461,522	493,784
Operating Segments | Corporate and Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(105,126)	(83,094)	(93,180)
Operating Segments | Revenue Recognized at a Point in Time
Disaggregation of Revenue [Line Items]
Net sales	2,730,003	2,392,231	2,760,816
Operating Segments | Revenue Recognized at a Point in Time | Printing Business Unit
Disaggregation of Revenue [Line Items]
Net sales	1,419,043	1,316,556	1,520,393
Operating Segments | Revenue Recognized at a Point in Time | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	646,849	534,685	651,629
Operating Segments | Revenue Recognized at a Point in Time | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	329,323	287,849	290,702
Operating Segments | Revenue Recognized at a Point in Time | Industrial and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	439,914	336,235	391,272
Operating Segments | Revenue Recognized at a Point in Time | Corporate and Eliminations
Disaggregation of Revenue [Line Items]
Net sales	(105,126)	(83,094)	(93,180)
Operating Segments | Revenue Recognized Overtime
Disaggregation of Revenue [Line Items]
Net sales	783,354	768,012	832,483
Operating Segments | Revenue Recognized Overtime | Printing Business Unit
Disaggregation of Revenue [Line Items]
Net sales	519,804	487,871	572,071
Operating Segments | Revenue Recognized Overtime | Imaging System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	6,683	6,629	10,077
Operating Segments | Revenue Recognized Overtime | Medical System Business Unit
Disaggregation of Revenue [Line Items]
Net sales	151,039	148,225	147,823
Operating Segments | Revenue Recognized Overtime | Industrial and Others Business Unit
Disaggregation of Revenue [Line Items]
Net sales	¥ 105,828	¥ 125,287	¥ 102,512